7. ADVANCE, DEPOSIT AND INVESTMENT IN AKKERMAN FINLAND OY: Schedule of Calculation for the Investment in AVU Kosova LLC (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Calculation for the Investment in AVU Kosova LLC

The year ended December 31, 2025 calculation for the Investment in AVU Kosova LLC is as follows:

Investment in AVU Kosova LLC as at February 7, 2025	$6,968
Loss on derecognization of a former subsidiary	(6,967)
Investment in AVU Kosova LLC as at December 31, 2025	$1